Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Cash and cash equivalents
19
. Cash and cash equivalents

	2019 $m	2018 $m
Cash at bank and in hand	160	202

Short-term deposits	—	158
Money market funds	35	76
Repurchase agreements	—	268
Cash and cash equivalents as recorded in the Group statement of financial position	195	704
Bank overdrafts (note 22 )	(87)	(104)
Cash and cash equivalents as recorded in the Group statement of cash flows	108	600
Cash at bank and in hand includes bank balances of $95m (2018: $106m) which are matched by bank overdrafts of $87m (2018: $104m) under the Group’s cash pooling arrangements. Under these arrangements, each pool contains a number of bank accounts with the same financial institution and the Group pays interest on net overdraft balances within each pool. The cash pools are used for day-to-day
cash management purposes and are managed as closely as possible to a zero balance on a net basis for each pool. Overseas subsidiaries are typically in a cash-positive position with the matching overdrafts held by the Group’s central treasury company in the UK.
Short-term deposits
, money market funds
and repurchase agreements are highly liquid investments with an original maturity of three months or less.
At 31 December 2019, $6m (2018: $nil) is restricted for use on capital expenditure in the UK portfolio and therefore not available for wider use by the Group. An additional $16m (2018: $2m)
is held within countries from which funds are not currently able to be repatriated to the Group’s central treasury company.
Details of the credit risk on cash and cash equivalents is included in note 24.